UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Absolute Insight Multi-Strategy Fund

BNY Mellon Insight Broad Opportunities Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.4%
Argentina - 1.5%
Argentina POM Politica Monetaria,
Sr. Unscd. Notes, Argentine 7-Day
Reference Rate	ARS	27.28	6/21/20	27,294,613	[b]	1,579,849
Argentine Government,
Sr. Unscd. Bonds	EUR	6.25	11/9/47	700,000		867,161
Argentine Government,
Sr. Unscd. Notes		7.13	6/28/17	890,000		872,645
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	10,300,000		565,884
Banco Macro,
Sr. Unscd. Notes	ARS	17.50	5/8/22	3,000,000		146,677
Banco Supervielle,
Sr. Unscd. Notes, 3 Month BADLAR +
4.50%	ARS	26.65	8/9/20	3,237,000	[b]	175,573
						4,207,789
Australia - .1%
FMG Resources August 2006,
Sr. Scd. Notes		9.75	3/1/22	375,000	[c]	414,019
Austria - .4%
Raiffeisenlandesbank Niederoesterreich-
Wien,
Sub. Notes	EUR	5.88	11/27/23	800,000		1,184,372
Belgium - .1%
Belfius Bank,
Jr. Sub. Bonds	EUR	3.63	4/16/66	200,000		248,038
Bermuda - .8%
Digicel,
Gtd. Notes		6.75	3/1/23	700,000	[c]	699,125
Digicel Group,
Gtd. Notes		8.25	9/30/20	1,500,000		1,490,775
						2,189,900
Brazil - 1.0%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/21	2,000,000		654,633
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	4,000,000		1,303,926
Brazilian Government,
Sr. Unscd. Bonds		5.63	2/21/47	1,050,000		1,055,250
						3,013,809

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.4% (continued)
Canada - .0%
Viterra,
Gtd. Notes		5.95	8/1/20	39,000		41,811
Chile - .0%
Nova Austral,
Sr. Scd. Bonds		8.25	5/26/21	150,000	[c]	151,135
China - .9%
Alibaba Group Holding,
Sr. Unscd. Notes		3.40	12/6/27	800,000		777,450
Shimao Property Holdings,
Gtd. Bonds		5.20	1/30/25	800,000		798,257
Tencent Holdings,
Sr. Unscd. Notes		3.60	1/19/28	1,150,000		1,132,157
						2,707,864
Colombia - .8%
Colombian Government,
Bonds, Ser. B	COP 10.00		7/24/24	1,951,000,000		831,402
Colombian Government,
Unscd. Bonds, Ser. B	COP	7.00	6/30/32	3,739,800,000		1,344,953
						2,176,355
Czech Republic - .2%
EP Energy,
Sr. Scd. Notes	EUR	4.38	5/1/18	539,000		675,954
Denmark - .4%
ISS Global,
Sr. Unscd. Notes	EUR	1.13	1/9/20	800,000		1,011,611
Orsted,
Sub. Bonds	EUR	2.25	11/24/49	121,000		152,836
						1,164,447
Ecuador - .5%
Ecuadorian Government,
Sr. Unscd. Notes		8.88	10/23/27	800,000		874,000
Ecuadorian Government,
Sr. Unscd. Notes		7.88	1/23/28	700,000		711,550
						1,585,550
Egypt - .2%
Egyptian Government,
Sr. Unscd. Notes		8.50	1/31/47	500,000		574,337
El Salvador - .0%
El Salvadorian Government,
Sr. Scd. Notes		6.38	1/18/27	145,000		148,806
France - .9%
Accor,
Sr. Unscd. Bonds	EUR	2.63	2/5/21	800,000		1,061,438
ALD,
Sr. Unscd. Notes	EUR	0.10	11/27/20	400,000		499,651

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.4% (continued)
France - .9% (continued)
Crown European Holdings,
Gtd. Notes	EUR	2.25	2/1/23	130,000		165,299
Louvre Bidco,
Sr. Scd. Bonds	EUR	4.25	9/30/24	100,000		123,814
Societe Generale,
Sub. Notes, 6 Month LIBOR + .75%		1.75	11/29/49	310,000	[b]	285,588
Ubisoft Entertainment,
Sr. Unscd. Bonds	EUR	1.29	1/30/23	400,000		498,916
						2,634,706
Germany - .8%
ADLER Real Estate,
Sr. Unscd. Bonds	EUR	1.50	12/6/21	810,000		1,018,365
CTC BondCo,
Sr. Scd. Bonds	EUR	5.25	12/15/25	200,000		249,175
IKB Deutsche Industriebank,
Sub. Bonds	EUR	4.00	1/31/28	400,000		503,432
Platin 1426,
Sr. Scd. Notes	EUR	5.38	6/15/23	400,000		499,099
						2,270,071
Greece - .4%
Hellenic Government,
Bonds	EUR	4.00	1/30/37	925,000		1,108,245
Hong Kong - .1%
Proven Honour Capital,
Gtd. Bonds		4.13	5/6/26	200,000		200,428
Iceland - .4%
Arion Banki,
Gtd. Notes	EUR	0.75	6/29/20	479,000		601,602
Landsbankinn,
Sr. Unscd. Notes	EUR	1.00	5/30/23	504,000		623,858
						1,225,460
Indonesia - 1.0%
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR59	IDR	7.00	5/15/27	9,300,000,000		727,968
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	9,595,000,000		808,034
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR73	IDR	8.75	5/15/31	4,580,000,000		397,160
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR75	IDR	7.50	5/15/38	10,300,000,000		817,399
						2,750,561
Ireland - .5%
Avoca,
Ser. 16X, Cl. D	EUR	4.30	7/15/29	400,000		506,827
European Residential Loan Securities,
Ser. 2016-1, Cl. C	EUR	3.63	1/24/59	500,000		629,238

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.4% (continued)
Ireland - .5% (continued)
Taurus,
Ser. 2016-DE1, Cl. E	EUR	4.25	11/17/26	135,329		164,193
						1,300,258
Italy - 1.0%
DECO,
Ser. 2014, Cl. D	EUR	2.62	2/22/26	400,000		501,602
DECO,
Ser. 2015, Cl. C	EUR	2.40	4/27/27	244,291		312,368
Intesa Sanpaolo,
Jr. Sub. Notes	EUR	6.63	5/8/18	450,000		568,083
UniCredit,
Sub. Notes	EUR	5.75	10/28/25	600,000		834,528
UnipolSai Assicurazioni,
Jr. Sub. Notes	EUR	5.75	6/18/18	440,000		596,287
						2,812,868
Kazakhstan - .1%
Development Bank of Kazakhstan,
Sr. Unscd. Bonds	KZT	9.50	12/14/20	110,000,000		352,236
Luxembourg - .2%
SAPPO,
Ser. 2016-2, Cl. D	EUR	1.92	6/25/61	100,000		125,921
Telecom Italia Finance,
Gtd. Notes	EUR	7.75	1/24/33	240,000		465,372
						591,293
Malaysia - .9%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 111	MYR	3.87	8/30/18	6,600,000		1,699,150
Malaysian Government,
Sr. Unscd. Bonds, Ser. 902	MYR	4.38	11/29/19	1,100,000		287,576
Malaysian Government,
Sr. Unscd. Notes, Ser. 112	MYR	3.42	8/15/22	2,130,000		539,365
						2,526,091
Mexico - .9%
America Movil,
Jr. Sub. Notes, Ser. C	GBP	6.38	9/6/73	600,000		949,698
BBVA Bancomer,
Jr. Sub. Notes		7.25	4/22/20	510,000		548,887
Mexican Bonos,
Unscd. Bonds, Ser. M 20	MXN	7.50	6/3/27	21,000,000		1,119,259
						2,617,844
Netherlands - 1.6%
Alcoa Nederland Holding,
Gtd. Notes		6.75	9/30/24	400,000	[c]	437,000
Delta Lloyd,
Sub. Notes	EUR	9.00	8/29/42	700,000		1,173,511
GTH Finance,
Gtd. Notes		6.25	4/26/20	200,000		208,768

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.4% (continued)
Netherlands - 1.6% (continued)
Mylan,
Sr. Unscd. Notes	EUR	0.17	5/24/20	167,000		208,064
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	865,000		922,306
Repsol International Finance,
Gtd. Bonds	EUR	3.88	3/25/66	250,000		337,128
Royal Bank of Scotland,
Sub. Notes, Ser. B		7.13	10/15/93	180,000		256,352
SRLEV N.V.,
Gtd. Notes	EUR	9.00	4/15/41	620,000		934,337
						4,477,466
Panama - .5%
Carnival,
Gtd. Bonds	EUR	1.13	11/6/19	850,000		1,076,561
McDermott International,
Scd. Notes		8.00	5/1/21	300,000	[c]	310,125
						1,386,686
Peru - .4%
Peruvian Government,
Notes	PEN	6.85	2/12/42	260,000		92,521
Peruvian Government,
Sr. Unscd. Notes	PEN	6.90	8/12/37	2,100,000		767,190
Peruvian Government,
Unscd. Notes	PEN	5.70	8/12/24	787,000		270,816
						1,130,527
Portugal - .6%
Banco Comercial Portugues,
Sub. Notes	EUR	4.50	12/7/27	600,000		756,412
Caixa Geral de Depositos,
Jr. Sub. Bonds	EUR	10.75	3/30/22	400,000		588,995
Novo Banco,
Sr. Unscd. Notes	EUR	3.50	2/19/43	260,000		282,858
						1,628,265
Romania - .2%
Globalworth Real Estate Investments,
Sr. Unscd. Notes	EUR	2.88	6/20/22	350,000		452,885
Russia - 1.7%
PhosAgro,
Sr. Unscd. Notes		3.95	4/24/23	2,000,000		2,002,500
Russian Government,
Bonds, Ser. 6211	RUB	7.00	1/25/23	96,100,000		1,723,755
Russian Government,
Bonds, Ser. 6221	RUB	7.70	3/23/33	59,700,000		1,092,107
						4,818,362
South Africa - 1.0%
South African Government,
Bonds, Ser. 2032	ZAR	8.25	3/31/32	8,700,000		682,024

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.4% (continued)
South Africa - 1.0% (continued)
South African Government,
Bonds, Ser. 2037	ZAR	8.50	1/31/37	7,200,000		557,201
South African Government,
Bonds, Ser. 2044	ZAR	8.75	1/31/44	14,400,000		1,117,706
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	4,400,000		418,188
						2,775,119
Spain - .6%
Banco de Sabadell,
Sub. Notes	EUR	6.25	4/26/20	450,000		629,720
Banco Mare Nostrum,
Sub. Bonds	EUR	9.00	11/16/26	400,000		633,630
Liberbank,
Sub. Bonds	EUR	6.88	3/14/27	300,000		419,962
						1,683,312
Sweden - .3%
Corral Petroleum Holdings,
Sr. Scd. Bonds	EUR	11.75	5/15/21	400,000		548,992
Nordea Bank,
Jr. Sub. Notes, 3 Month EURIBOR +
.05%	EUR	0.89	3/17/66	382,000	[b]	455,719
						1,004,711
Switzerland - .5%
Credit Suisse Group,
Gtd. Notes	EUR	1.20	11/20/22	900,000		1,175,115
UBS,
Sr. Unscd. Notes	EUR	0.25	1/10/22	281,000		347,233
						1,522,348
Taiwan - .1%
WTT Investment,
Gtd. Notes		5.50	11/21/22	300,000		304,106
Tunisia - .4%
Tunisian Government,
Sr. Unscd. Bonds	EUR	5.63	2/17/24	850,000		1,114,422
Ukraine - .3%
Ukrainian Government,
Sr. Unscd. Notes		7.75	9/1/24	700,000		759,209
United Arab Emirates - .2%
Abu Dhabi Crude Oil Pipeline,
Sr. Scd. Bonds		4.60	11/2/47	550,000		553,940
United Kingdom - 4.8%
Barclays,
Sub. Notes	EUR	2.63	11/11/25	450,000		585,510
Friends Life Holdings,
Gtd. Notes	GBP	12.00	5/21/21	585,000		1,109,831
Friends Life Holdings,
Gtd. Notes	GBP	8.25	4/21/22	996,000		1,795,610

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.4% (continued)
United Kingdom - 4.8% (continued)
GlaxoSmithKline Capital,
Gtd. Bonds	EUR	0.00	9/12/20	518,000	[d]	642,587
Hawksmoor Mortgages,
Ser. 2016-1, Cl. D, 3 Month LIBOR +
2.50%	GBP	2.78	5/25/53	100,000	[b]	144,334
Kennedy Wilson Europe Real Estate,
Sr. Unscd. Notes	EUR	3.25	11/12/25	400,000		510,627
Lanark Master Issuer,
Ser. 2016-1, Cl. 1A, 3 Month LIBOR +
1.00%	GBP	1.28	12/22/54	152,000	[b]	217,136
MARB BondCo,
Gtd. Notes		6.88	1/19/25	439,000		433,074
Mitchells & Butlers,
Bonds, Ser. C2, 3 Month LIBOR + 1.88%	GBP	2.39	9/15/34	100,000	[b]	122,107
Nationwide Building Society,
Jr. Sub. Bonds	GBP	10.25	6/20/65	130,900		298,559
Natl Westminster Bank,
Sr. Unscd. Notes, Ser. B, 6 Month
LIMEAN + .25%		1.75	8/29/49	480,000	[b]	434,688
NewDay Funding,
Ser. 2015-1, Cl. D, 1 Month LIBOR +
2.50%	GBP	3.00	7/15/23	350,000	[b]	503,179
NewDay Funding,
Ser. 2015-2, Cl. E, 1 Month LIBOR +
4.30%	GBP	4.80	11/15/24	500,000	[b]	725,801
Paragon Mortgages,
Ser. 13X, Cl. B1B	EUR	0.05	1/15/39	370,000		429,571
Residential Mortgage Securities 28,
Ser. 28, Cl. C, 3 Month LIBOR + 2.00%	GBP	2.33	6/15/46	100,000	[b]	144,525
Santander UK,
Gtd. Notes, 3 Month LIBOR + .23%	GBP	0.76	11/16/22	1,500,000	[b]	2,132,818
Slate No.1,
Ser. 1, Cl. D, 3 Month LIBOR + 2.30%	GBP	2.70	1/24/51	350,000	[b]	506,706
Towd Point Mortgage Funding,
Ser. 2016-AU10, Cl. C, 3 Month LIBOR +
1.50%	GBP	1.89	4/20/45	120,000	[b]	170,811
TPMF,
Ser. 2016-V1X, Cl. C, 3 Month LIBOR +
2.00%	GBP	2.28	2/20/54	100,000	[b]	143,146
TPMF,
Ser. 2016-V1X, Cl. D, 3 Month LIBOR +
2.50%	GBP	2.78	2/20/54	500,000	[b]	714,892
Tullow Oil,
Gtd. Notes		6.00	11/1/20	500,000		506,250
Warwick Finance Residential Mortgages
No. One,
Ser. 1, Cl. C, 3 Month LIBOR + 1.50%	GBP	1.83	9/21/49	350,000	[b]	500,241

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.4% (continued)
United Kingdom - 4.8% (continued)
Warwick Finance Residential Mortgages
No. Two,
Ser. 2, Cl. D, 3 Month LIBOR + 2.00%	GBP	2.33	9/21/49	100,000	[b]	143,536
Worldpay Finance,
Sr. Unscd. Notes	EUR	3.75	11/15/22	700,000		953,870
						13,869,409
United States - 4.7%
Andeavor,
Notes		4.75	12/15/23	550,000		587,459
Andeavor Logistics,
Gtd. Notes		5.25	1/15/25	800,000		840,160
Antares,
Ser. 2017-1A, Cl. D, 3 Month LIBOR +
4.20%		5.56	7/20/28	367,000	[b,c]	370,901
Babson,
Ser. 2016-2A, Cl. D, 3 Month LIBOR +
3.90%		5.26	7/20/28	250,000	[b,c]	254,087
Cerberus Loan Funding,
Ser. 2016-2A, Cl. D, 3 Month LIBOR +
5.35%		6.71	11/15/27	250,000	[b,c]	254,446
Cleveland-Cliffs,
Sr. Unscd. Notes		4.88	1/15/24	653,000	[c]	651,367
Continental Resources,
Sr. Unscd. Notes		4.38	1/15/28	419,000	[c]	418,015
Dresdner Funding Trust I,
Jr. Sub. Notes		8.15	6/30/31	300,000	[c]	404,250
Endeavor Energy Resource,
Sr. Unscd. Notes		5.50	1/30/26	357,000	[c]	362,355
FirstEnergy,
Sr. Unscd. Notes, Ser. C		4.85	7/15/47	288,000		320,102
Fresenius Medical Care US Finance II,
Gtd. Notes		5.88	1/31/22	700,000	[c]	760,193
General Electric,
Jr. Sub. Debs., Ser. D		5.00	12/29/49	140,000		141,575
General Electric,
Sr. Unscd. Notes		4.50	3/11/44	270,000		283,816
Honeywell International,
Sr. Unscd. Bonds	EUR	0.65	2/21/20	160,000		201,335
JPMorgan Chase & Co.,
Jr. Sub. Notes, Ser. W, 3 Month LIBOR +
1.00%		2.42	5/15/77	338,000	[b]	305,045
MCF,
Ser. 2017-1A, Cl. D, 3 Month LIBOR +
4.55%		5.91	4/20/29	250,000	[b,c]	253,263
Morgan Stanley,
Sr. Unscd. Notes, 3 Month LIBOR +
1.40%		3.14	10/24/23	810,000	[b]	838,902

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 32.4% (continued)
United States - 4.7% (continued)
MVW Owner Trust,
Ser. 2016-1A, Cl. A		2.25	12/20/33	106,174	[c]	104,212
Patterson-UTI Energy,
Gtd. Notes		3.95	2/1/28	196,000	[c]	193,675
PBF Finance,
Gtd. Notes		7.25	6/15/25	250,000		263,963
Pitney Bowes,
Sr. Unscd. Notes		3.63	9/15/20	550,000		550,000
Regatta VII Funding,
Ser. 2016-1A, Cl. D, 3 Month LIBOR +
3.75%		5.08	12/20/28	250,000	[b,c]	255,103
Reynolds Group,
Sr. Scd. Notes		5.13	7/15/23	65,000		67,031
Rite Aid,
Gtd. Notes		6.13	4/1/23	500,000	[c]	468,125
SES GLOBAL Americas Holdings,
Gtd. Notes		5.30	3/25/44	300,000	[c]	279,887
Smithfield Foods,
Sr. Unscd. Notes		2.65	10/3/21	290,000	[c]	281,232
Sprint Communications,
Sr. Scd. Debs.		9.25	4/15/22	150,000		181,500
Superior Industries International,
Jr. Sub. Notes	EUR	6.00	6/15/25	232,000		287,670
Synchrony Financial,
Sr. Unscd. Notes		4.25	8/15/24	550,000		563,829
Taco Bell Funding,
Ser. 2016-1A, Cl. A2II		4.38	5/25/46	493,750	[c]	513,743
Terraform Global Operating,
Gtd. Notes		9.75	8/15/22	486,000	[c]	540,675
Venture,
Ser. 2017-30A, Cl. E, 3 Month LIBOR +
6.30%		7.82	1/15/31	400,000	[b,c]	407,776
Viacom,
Sr. Unscd. Notes		6.88	4/30/36	728,000		869,387
Wyndham Worldwide,
Sr. Unscd. Notes		5.10	10/1/25	270,000		282,423
						13,357,502
Uruguay - .4%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	30,900,000		1,060,664
Total Bonds and Notes
(cost $87,964,872)						92,773,180
Description				Shares		Value ($)
Common Stocks - 1.8%
Spain - 1.3%
Grifols, ADR				149,198		3,707,570

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 1.8% (continued)
United Kingdom - .5%
Amedeo Air Four Plus			456,032		692,822
Burberry Group			8,400		188,323
Eddie Stobart Logistics			133,000		270,041
Renewables Infrastructure Group			214,053		323,374
					1,474,560
Total Common Stocks
(cost $3,813,423)					5,182,130

Preferred Stocks - .2%
United Kingdom - .2%
Doric Nimrod Air Two
(cost $536,270)	8.41		187,658		567,530
Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount		Value ($)
Options Purchased - .7%
Call Options - .4%
CDX North American Investment Grade
Index Series 29,
Contracts 3,460 Citigroup	47.50	6/2018	164,350	[e]	5,075
CDX North American Investment Grade
Index Series 29,
Contracts 1,700 JP Morgan Chase Bank	108.50	3/2018	184,450	[e]	3,644
EURO STOXX 50 Price EUR Index,
Contracts 44 Morgan Stanley Capital
Services	3,700	12/2018	1,628,000		60,625
EURO STOXX 50 Price EUR Index,
Contracts 45 Morgan Stanley Capital
Services	3,700	6/2018	1,665,000		24,634
EURO STOXX 50 Price EUR Index,
Contracts 67 Morgan Stanley Capital
Services	3,650	3/2018	2,445,500		35,596
iShares MSCI Emerging Markets ETF,
Contracts 408 Morgan Stanley Capital
Services	45.00	1/2019	1,836,000		330,888
iShares MSCI Emerging Markets ETF,
Contracts 519 Morgan Stanley Capital
Services	46.00	6/2018	2,387,400		320,223
iShares MSCI Emerging Markets ETF,
Contracts 470 Morgan Stanley Capital
Services	51.00	3/2018	2,397,000		61,100
Japanese Yen,
Contracts 2,500 Bank of America	112.00	2/2018	2,500,000		1,741
S&P 500 Index,
Contracts 12 Morgan Stanley Capital
Services	2,775	3/2018	3,330,000		98,400
S&P 500 Weeklys Index,
Contracts 9 Morgan Stanley Capital
Services	2,500	3/2018	2,250,000		297,000

Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount[a]		Value ($)
Options Purchased - .7% (continued)
Call Options - .4% (continued)
S&P/ASX 200 Index,
Contracts 39 Morgan Stanley Capital
Services	6,275	3/2018	2,447,250		1,948
Swiss Market Index,
Contracts 30 Morgan Stanley Capital
Services	9,500	3/2018	2,850,000		15,081
					1,255,955
Put Options - .3%
Commerzbank AG,
Contracts 76 Morgan Stanley Capital
Services	12.00	6/2018	91,200		4,340
EURO STOXX 50 Price EUR Index,
Contracts 137 Morgan Stanley Capital
Services	3,300	4/2018	4,521,000		43,025
FTSE 100 Index,
Contracts 57 Morgan Stanley Capital
Services	7,150	4/2018	4,075,500		56,218
FTSE 100 Index,
Contracts 38 Morgan Stanley Capital
Services	7,300	3/2018	2,774,000		34,243
Hang Seng China Enterprises Index,
Contracts 21 Morgan Stanley Capital
Services	12,600	3/2018	13,230,000		19,865
Indian Rupee,
Contracts 2,340 HSBC	63.00	4/2018	2,340,000		5,282
Indian Rupee,
Contracts 2,340 HSBC	63.00	4/2018	2,340,000		5,762
iShares MSCI Emerging Markets ETF,
Contracts 409 Morgan Stanley Capital
Services	45.00	6/2018	1,840,500		30,266
iShares MSCI Emerging Markets ETF,
Contracts 7 Morgan Stanley Capital
Services	270.00	5/2018	189,000		31,430
iTraxx Crossover Europe Series 28 Index,
Contracts 4,200 Morgan Stanley Capital
Services	45.00	2/2018	189,000	[e]	2,394
iTraxx Crossover Europe Series 28 Index,
Contracts 12,600 Morgan Stanley
Capital Services	52.50	3/2018	661,500	[e]	8,140
iTraxx Crossover Europe Series 28 Index,
Contracts 14,000 Goldman Sachs
International	52.50	3/2018	735,000	[e]	9,044
Japanese Yen,
Contracts 2,400 Citigroup	106.75	7/2018	2,400,000		43,080
Japanese Yen,
Contracts 2,300 Goldman Sachs
International	109.75	7/2018	2,300,000		70,549

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount[a]	Value ($)
Options Purchased - .7% (continued)
Put Options - .3% (continued)
Royal Bank of Scotland,
Contracts 46 Morgan Stanley Capital
Services	280.00	4/2018	12,880,000	5,712
Russell 2000 Index,
Contracts 16 Morgan Stanley Capital
Services	1,460	12/2018	2,336,000	84,304
Russell 2000 Index,
Contracts 6 Morgan Stanley Capital
Services	1,550	2/2018	930,000	6,780
S&P 500 Index,
Contracts 27 Morgan Stanley Capital
Services	2,575	4/2018	6,952,500	51,759
S&P 500 Index,
Contracts 14 Morgan Stanley Capital
Services	2,600	6/2018	3,640,000	49,098
S&P 500 Index,
Contracts 15 Morgan Stanley Capital
Services	2,425	3/2018	3,637,500	4,125
S&P 500 Index,
Contracts 7 Morgan Stanley Capital
Services	2,850	9/2018	1,995,000	85,575
S&P 500 Weeklys Index,
Contracts 7 Morgan Stanley Capital
Services	2,560	4/2018	1,792,000	9,030
Swiss Market Index,
Contracts 25 Morgan Stanley Capital
Services	8,800	3/2018	2,200,000	11,031
Turkish Lira,
Contracts 1,200 Goldman Sachs
International	3.80	4/2018	1,200,000	19,138
Turkish Lira,
Contracts 1,170 Citigroup	3.60	3/2018	1,170,000	1,723
				691,913
Total Options Purchased
(cost $1,748,399)				1,947,868
Description			Shares	Value ($)
Investment Companies - 1.8%
Foreign Investment Companies - 1.8%
3i Infrastructure			404,070	1,153,174
BBGI SICAV Fund			131,700	256,182
GCP Infrastructure Investments			330,480	564,955
Greencoat U.K. Wind			267,729	457,682
HICL Infrastructure Company			548,306	1,152,976
International Public Partnerships			259,692	554,560
John Laing Infrastructure Fund			577,403	970,673
Total Investment Companies
(cost $4,890,864)				5,110,202

Description	Shares	Value ($)
Other Investment - 56.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund	22,430,239 [f]	22,430,239
Dreyfus Institutional Preferred Money
Market Fund, Institutional Shares	138,780,739 [f]	138,780,739
Total Other Investment
(cost $161,223,264)		161,210,978
Total Investments (cost $260,177,092)	93.1%	266,791,888
Cash and Receivables (Net)	6.9%	19,729,609
Net Assets	100.0%	286,521,497

ADR—American Depository Receipt BADLAR—Buenos Aires Interbank Offer Rate ETF—Exchange-Traded Fund EURIBOR—Euro Interbank Offered Rate LIBOR—London Interbank Offered Rate LIMEAN—London Interbank Mean Rate

ARS—Argentine Peso
BRL—Brazilian Real
COP—Colombian Peso
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
RUB—Russian Ruble
UYU—Uruguayan Peso
ZAR—South African Rand

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $8,784,709 or 3.07% of net assets.

[d]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[e]	Exercise price is reference as basis points.
[f]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	5,007,376	-	5,007,376
Commercial Mortgage-
Backed	-	1,104,084		1,104,084
Corporate Bonds	-	55,231,267	-	55,231,267
Equity Securities-Foreign
Common Stocks	5,182,130	-	-	5,182,130
Equity Securities-Foreign
Preferred Stocks	567,530	-	-	567,530
Foreign Government		28,544,355	-	28,544,355
Foreign Investment
Companies	5,110,202	-	-	5,110,202
Registered Investment
Companies	161,210,978	-	-	161,210,978
Residential Mortgage-
Backed	-	2,886,098	-	2,886,098
Other Financial Instruments:
Futures†	813,756	-	-	813,756
Forward Foreign Currency
Exchange Contracts†	-	1,132,099	-	1,132,099
Options Purchased	1,772,296	175,572	-	1,947,868
Swaps†	-	3,173,628	-	3,173,628
Liabilities ($)
Other Financial Instruments:
Futures†	(156,490)	-	-	(156,490)
Forward Foreign Currency
Exchange Contracts†	-	(2,965,856)	-	(2,965,856)
Options Written	(1,515,176)	(304,260)	-	(1,819,436)
Swaps†	-	(2,047,123)	-	(2,047,123)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Euro Stoxx 50 Dividend	61	12/2020	914,829 [a]	980,768	65,939
U.S. Treasury Ultra Long
Bond	9	3/2018	1,506,548	1,457,437	(49,111)
Volatility Index	16	5/2018	221,773	233,200	11,427
Futures Short
DAX	1	3/2018	(408,377)[a]	(409,140)	(763)
DJ Euro Stoxx 50	15	3/2018	(672,152)[a]	(670,441)	1,711
Euro 30 Year Bond	3	3/2018	(616,402)[a]	(602,428)	13,974
Euro-Bobl	75	3/2018	(12,301,678)[a]	(12,147,087)	154,591
Euro-Bond	49	3/2018	(9,917,966)[a]	(9,662,023)	255,943
FTSE 100	32	3/2018	(3,447,810)[a]	(3,392,645)	55,165
FTSE/MIB Index	10	3/2018	(1,399,402)[a]	(1,458,582)	(59,180)
Long Gilt	5	3/2018	(882,855)[a]	(867,102)	15,753
U.S. Treasury 10 Year
Notes	62	3/2018	(7,610,725)	(7,537,844)	72,881
U.S. Treasury 2 Year
Notes	15	3/2018	(3,215,678)	(3,198,516)	17,162
U.S. Treasury 5 Year
Notes	57	3/2018	(6,640,253)	(6,538,523)	101,730
U.S. Treasury Long Bond	10	3/2018	(1,525,605)	(1,478,125)	47,480
Volatility Index	35	2/2018	(424,189)	(471,625)	(47,436)
Gross Unrealized Appreciation					813,756
Gross Unrealized Depreciation					(156,490)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount		Value ($)
Call Options:
iTraxx Europe Crossover Index
Series 28
March 2018 @ 300	Citigroup	2,220	666,000	[a]	(75,047)
Markit CDX North America High
Yield Index Series 29	Goldman Sachs
March 2018 @ 106.5	International	3,195	340,268	[a]	(49,021)
EURO STOXX 50 Price EUR Index	Morgan Stanley
March 2018 @ 3,800	Capital Services	67	2,546,000		(4,325)
EURO STOXX 50 Price EUR Index	Morgan Stanley
June 2018 @ 3,900	Capital Services	45	1,755,000		(5,139)
EURO STOXX 50 Price EUR Index	Morgan Stanley
December 2018 @ 3,900	Capital Services	44	1,716,000		(28,783)
FTSE 100 Index	Morgan Stanley
March 2018 @ 7,375	Capital Services	24	1,770,000		(59,262)
Hang Seng China Enterprises
Index	Morgan Stanley
March 2018 @ 14,600	Capital Services	21	15,330,000		(20,805)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
March 2018 @ 53	Capital Services	470	2,491,000		(23,500)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
June 2018 @ 48	Capital Services	519	2,491,200		(236,145)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
January 2019 @ 48	Capital Services	408	1,958,400		(236,232)
Russell 2000 Index	Morgan Stanley
December 2018 @ 1,760	Capital Services	16	2,816,000		(59,200)
S&P 500 Weeklys Index	Morgan Stanley
March 2018 @ 2,600	Capital Services	9	2,340,000		(196,227)
Swiss Market Index	Morgan Stanley
March 2018 @ 9,900	Capital Services	30	2,970,000		(1,452)
Indian Rupee
April 2018 @ INR 65.25	HSBC	2,340	2,340,000		(9,703)
Indian Rupee
April 2018 @ INR 65.25	HSBC	2,340	2,340,000		(11,213)
Japanese Yen
July 2018 @ JPY 112.5	Citigroup	2,400	2,400,000		(18,117)
Japanese Yen	Goldman Sachs
July 2018 @ JPY 114.25	International	2,300	2,300,000		(10,377)
Turkish Lira
March 2018 @ TRY 4	Citigroup	1,170	1,170,000		(7,697)
Turkish Lira	Goldman Sachs
April 2018 @ TRY 4	International	1,200	1,200,000		(10,851)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount		Value ($)
Put Options:
CDX North American Investment
Grade Index Series 29
March 2018 @ 65	Citigroup	6,700	435,500	[a]	(2,079)
CDX North American Investment
Grade Index Series 29	JP Morgan Chase
March 2018 @ 100	Bank	1,700	170,000	[a]	(1,968)
iTRAXX Crossover Europe Series
28 Index
February 2018 @ 50	BNP Paribas	8,400	420,000	[a]	(1,441)
iTraxx Europe Crossover Index
Series 28
March 2018 @ 300	Citigroup	2,220	666,000	[a]	(5,938)
Markit CDX North America High
Yield Index Series 29	Goldman Sachs
March 2018 @ 106.5	International	3,195	340,268	[a]	(10,341)
EURO STOXX 50 Price EUR Index	Morgan Stanley
March 2018 @ 3,050	Capital Services	67	2,043,500		(2,578)
EURO STOXX 50 Price EUR Index	Morgan Stanley
June 2018 @ 2,950	Capital Services	206	6,077,000		(49,607)
EURO STOXX 50 Price EUR Index	Morgan Stanley
June 2018 @ 3,100	Capital Services	45	1,395,000		(17,484)
EURO STOXX 50 Price EUR Index	Morgan Stanley
December 2018 @ 2,850	Capital Services	44	1,254,000		(29,111)
FTSE 100 Index	Morgan Stanley
March 2018 @ 6,900	Capital Services	76	5,244,000		(19,413)
FTSE 100 Index	Morgan Stanley
March 2018 @ 7,375	Capital Services	24	1,770,000		(28,098)
FTSE 100 Index	Morgan Stanley
June 2018 @ 6,500	Capital Services	87	5,655,000		(54,940)
Hang Seng China Enterprises
Index	Morgan Stanley
March 2018 @ 12,000	Capital Services	21	12,600,000		(9,261)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
March 2018 @ 46.5	Capital Services	470	2,185,500		(11,280)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
June 2018 @ 39	Capital Services	519	2,024,100		(10,899)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
June 2018 @ 42	Capital Services	818	3,435,600		(35,174)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
January 2019 @ 35	Capital Services	408	1,428,000		(25,704)
Russell 2000 Index	Morgan Stanley
December 2018 @ 1,400	Capital Services	16	2,240,000		(74,880)
S&P 500 Index	Morgan Stanley
March 2018 @ 2,250	Capital Services	30	6,750,000		(4,680)
S&P 500 Index	Morgan Stanley
March 2018 @ 2,550	Capital Services	6	1,530,000		(3,708)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount	Value ($)
Put Options: (continued)
S&P 500 Index	Morgan Stanley
June 2018 @ 2,325	Capital Services	40	9,300,000	(57,800)
S&P 500 Index	Morgan Stanley
June 2018 @ 2,425	Capital Services	28	6,790,000	(54,320)
S&P 500 Index	Morgan Stanley
September 2018 @ 2,650	Capital Services	14	3,710,000	(95,200)
S&P 500 Weeklys Index	Morgan Stanley
March 2018 @ 2,300	Capital Services	9	2,070,000	(2,250)
S&P 500 Weeklys Index	Morgan Stanley
April 2018 @ 2,400	Capital Services	14	3,360,000	(12,740)
S&P 500 Weeklys Index	Morgan Stanley
May 2018 @ 2,550	Capital Services	14	3,570,000	(25,620)
S&P/ASX 200 Index	Morgan Stanley
March 2018 @ 5,700	Capital Services	39	2,223,000	(6,568)
Swiss Market Index	Morgan Stanley
March 2018 @ 8,350	Capital Services	50	4,175,000	(7,261)
Swiss Market Index	Morgan Stanley
March 2018 @ 8,450	Capital Services	30	2,535,000	(5,530)
Japanese Yen
February 2018 @ JPY 108	Bank of America	2,500	2,500,000	(10,378)
Japanese Yen
July 2018 @ JPY 104.75	Citigroup	2,400	2,400,000	(29,274)
Japanese Yen	Goldman Sachs
July 2018 @ JPY 108	International	2,300	2,300,000	(50,815)
Total Options Written
(premiums received $2,084,055)				(1,819,436)

[a]	Exercise price is reference as basis points.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Bank
		United States
Russian Ruble	119,790,000	Dollar	2,113,784	3/14/18	6,269
BNP Paribas
South African		United States
Rand	6,800,000	Dollar	549,409	3/20/18	20,574
United States
Dollar	266,769	Argentine Peso	5,210,000	3/14/18	6,724
Citigroup
South Korean		United States
Won	3,168,040,000	Dollar	2,973,457	3/14/18	(4,820)
		United States
Peruvian New Sol	400,000	Dollar	124,475	3/14/18	(307)
United States
Dollar	471,967	Argentine Peso	9,260,000	2/22/18	5,241
United States
Dollar	1,240,164	Argentine Peso	24,013,909	3/14/18	41,567
United States
Dollar	203,030	Australian Dollar	265,000	2/8/18	(10,497)
United States
Dollar	3,039,195	Russian Ruble	173,026,313	3/14/18	(23,039)
Goldman Sachs International
		United States
Argentine Peso	5,830,000	Dollar	299,742	3/14/18	(8,752)
		United States
Brazilian Real	1,870,000	Dollar	581,287	3/14/18	3,152
		United States
Hungarian Forint	674,043,000	Dollar	2,660,915	3/20/18	43,275
Indonesian		United States
Rupiah	7,400,000,000	Dollar	548,636	3/14/18	2,484
		United States
Indian Rupee	82,000,000	Dollar	1,282,492	2/26/18	2,550
		United States
Indian Rupee	67,000,000	Dollar	1,044,753	3/14/18	3,158
United States
Dollar	1,118,255	Brazilian Real	3,600,000	3/14/18	(6,868)
United States
Dollar	3,320,377	Colombian Peso	9,456,274,839	3/14/18	(3,334)
United States
Dollar	2,660,914	Euro	2,182,702	3/20/18	(57,484)
United States		Indonesian
Dollar	1,948,512	Rupiah	25,995,100,000	3/14/18	12,509

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
HSBC
		United States
Brazilian Real	3,560,000	Dollar	1,103,945	3/14/18	8,677
		United States
Canadian Dollar	1,560,381	Dollar	1,250,000	2/26/18	18,961
		United States
Chilean Peso	1,007,300,000	Dollar	1,669,218	3/14/18	681
Chinese Yuan		United States
Renminbi	22,748,000	Dollar	3,509,971	3/20/18	92,286
		United States
Czech Koruna	22,500,000	Dollar	1,074,260	3/20/18	33,873
		United States
Euro	10,380,000	Dollar	12,866,184	2/2/18	22,782
		United States
Euro	890,000	Dollar	1,079,605	2/7/18	25,861
		United States
Euro	2,136,000	Dollar	2,615,251	2/22/18	40,150
		United States
Euro	1,020,232	Dollar	1,250,000	2/26/18	18,608
		United States
Euro	532,000	Dollar	653,702	3/15/18	8,615
		United States
Euro	3,912,467	Dollar	4,768,142	3/20/18	104,553
		United States
British Pound	1,370,000	Dollar	1,822,007	2/7/18	123,712
		United States
British Pound	422,000	Dollar	595,327	3/27/18	5,138
		United States
Israeli Shekel	1,855,000	Dollar	543,619	3/20/18	5
		United States
Japanese Yen	560,144,163	Dollar	5,056,152	2/26/18	81,445
South Korean		United States
Won	1,234,790,000	Dollar	1,163,676	3/14/18	(6,606)
Mexican New		United States
Peso	23,505,680	Dollar	1,250,000	2/26/18	7,924
Mexican New		United States
Peso	33,407,000	Dollar	1,786,751	3/20/18	(5,534)
		United States
Norwegian Krone	19,699,376	Dollar	2,500,000	2/26/18	57,246
		United States
Polish Zloty	15,455,000	Dollar	4,521,510	3/20/18	100,435
		United States
Russian Ruble	47,030,000	Dollar	826,727	3/14/18	5,614
		United States
Swedish Krona	30,632,807	Dollar	3,825,827	2/26/18	67,812
		United States
Thai Baht	100,000	Dollar	3,135	3/14/18	61
		United States
Turkish Lira	8,290,000	Dollar	2,178,167	3/14/18	2,112
		United States
Turkish Lira	6,200,000	Dollar	1,615,815	3/20/18	11,728
South African		United States
Rand	23,660,000	Dollar	1,905,213	3/20/18	77,992

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
HSBC (continued)
United States
Dollar	132,856	Argentine Peso	2,600,000	2/22/18	1,810
United States
Dollar	1,085,459	Argentine Peso	21,300,000	3/14/18	22,321
United States
Dollar	7,734	Australian Dollar	9,826	2/26/18	(183)
United States
Dollar	1,651,648	Brazilian Real	5,343,577	3/14/18	(18,402)
United States
Dollar	913,896	Swiss Franc	900,000	2/8/18	(53,662)
United States		Chinese Yuan
Dollar	1,100,951	Renminbi	7,100,000	3/20/18	(23,369)
United States
Dollar	1,107,408	Colombian Peso	3,123,980,000	3/14/18	9,385
United States
Dollar	1,108,229	Czech Koruna	23,000,000	3/20/18	(24,529)
United States
Dollar	741,612	Euro	597,000	2/1/18	402
United States
Dollar	12,402,605	Euro	10,380,000	2/2/18	(486,361)
United States
Dollar	3,816,521	Euro	3,240,000	2/7/18	(207,874)
United States
Dollar	2,760,784	Euro	2,335,000	2/8/18	(139,679)
United States
Dollar	1,387,270	Euro	1,133,000	2/15/18	(20,671)
United States
Dollar	6,220,585	Euro	5,195,000	2/22/18	(237,658)
United States
Dollar	1,300,498	Euro	1,069,797	2/26/18	(29,741)
United States
Dollar	707,937	Euro	594,000	3/7/18	(31,121)
United States
Dollar	4,390,189	Euro	3,697,097	3/9/18	(210,452)
United States
Dollar	8,927,810	Euro	7,286,000	3/15/18	(142,950)
United States
Dollar	2,819,947	Euro	2,302,935	3/20/18	(48,192)
United States
Dollar	12,317,236	Euro	9,875,000	4/6/18	3,494
United States
Dollar	1,686,412	British Pound	1,270,000	2/7/18	(117,283)
United States
Dollar	1,704,823	British Pound	1,270,000	2/8/18	(98,932)
United States
Dollar	120,600	British Pound	88,339	2/26/18	(4,940)
United States
Dollar	552,042	British Pound	410,000	3/7/18	(30,823)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
HSBC (continued)
United States
Dollar	9,616,508	British Pound	6,737,000	3/27/18	30,405
United States
Dollar	2,660,365	Hungarian Forint	674,041,000	3/20/18	(43,817)
United States
Dollar	543,841	Israeli Shekel	1,855,000	3/20/18	217
United States		South Korean
Dollar	1,354,042	Won	1,453,700,000	3/14/18	(8,159)
United States		Mexican New
Dollar	2,856,592	Peso	54,493,000	3/20/18	(48,903)
United States
Dollar	189,647	Peruvian New Sol	610,000	3/14/18	291
United States
Dollar	4,570,983	Polish Zloty	15,454,000	3/20/18	(50,663)
United States
Dollar	150,809	Romanian Leu	576,000	3/20/18	(3,032)
United States
Dollar	548,506	Russian Ruble	31,210,000	3/14/18	(3,851)
United States
Dollar	254,206	Turkish Lira	980,000	3/14/18	(3,535)
United States
Dollar	3,489,255	Turkish Lira	13,520,000	3/20/18	(59,838)
United States		South African
Dollar	4,865,511	Rand	59,548,000	3/20/18	(125,862)
Toronto Dominion Bank
United States
Dollar	7,503,053	British Pound	5,680,000	2/8/18	(564,133)
Gross Unrealized Appreciation					1,132,099
Gross Unrealized Depreciation					(2,965,856)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2018 (Unaudited)

OTC Total Return Swaps

				Unrealized
Pay/	Notional	Reference		Appreciation
Receive	Amount	Entity Counterparty	Expiration	(Depreciation) ($)
Receive	137,229	Ascential Bank of America	10/17/2018	11,849
Receive	27,117	Antena 3 Television Bank of America	10/17/2018	(1,074)
Receive	1,327,293	ASML Holding Bank of America	10/17/2018	163,205
		Avanza Bank
Receive	1,704,045	Holding Bank of America	10/17/2018	36,638
Receive	1,252,437	Banco Santander Bank of America	10/17/2018	124,280
Receive	574,863	Bayer Bank of America	10/17/2018	(2,999)
Receive	91,573	Blue Prism Group Bank of America	10/17/2018	20,990
Receive	382,923	Bureau Veritas Bank of America	10/17/2018	21,489
Receive	511,247	Continental Bank of America	10/17/2018	79,189
		Countryside
Receive	348,377	Properties Bank of America	10/17/2018	(53,631)
Receive	424,115	Daimler Bank of America	10/17/2018	37,898
		Draegerwerk AG &
Receive	84,230	Co KGaA Bank of America	10/17/2018	(19,649)
		EURO STOXX 50
		Index Dividend
Receive	1,167,665	Futures Bank of America	12/21/2018	258,138
		EURO STOXX 50
		Index Dividend
Receive	699,100	Futures Bank of America	12/20/2019	251,415
Receive	629,504	Eurofins Scientific Bank of America	10/17/2018	(16,946)
		FTSE 100 Index
		Dividend Future
Receive	438,074	December 2018 Bank of America	12/21/2018	73,537
Receive	205,010	Ibstock Bank of America	10/17/2018	11,723
Receive	370,399	Informa Bank of America	10/17/2018	6,157
		Legal &General
Receive	460,133	Group Bank of America	10/17/2018	15,134
Receive	584,271	Merlin Properties Bank of America	10/17/2018	36,921
Receive	83,250	NCC Group Bank of America	10/17/2018	(14,720)
Receive	153,700	Neste Oil Bank of America	10/17/2018	78,927
Receive	730,852	Nexity Bank of America	10/17/2018	(64,274)
Receive	200,401	Reed Elsevier Bank of America	10/17/2018	(26,975)
Receive	119,232	Ryanair Holdings Bank of America	10/17/2018	(4,238)
		Sherborne Investors
Receive	272,153	Guernsey B Bank of America	10/17/2018	(194,107)
		Sherborne Investors
Receive	284,850	Guernsey C Bank of America	10/17/2018	3,718
Receive	994,858	Siltronic Bank of America	10/17/2018	210,705
		Smart Metering
Receive	69,000	Systems Bank of America	10/17/2018	8,917
Receive	8,381	Smith & Nephew Bank of America	10/17/2018	(10)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparty	Expiration	(Depreciation) ($
Receive	191,345	Telepizza Group	Bank of America	10/17/2018	(2,379)
Receive	1,262,526	Vivendi	Bank of America	10/17/2018	178,099
Receive	645,378	Wendel Investment	Bank of America	10/17/2018	63,092
Pay	345,665	Adecco	Bank of America	10/17/2018	(8,915)
Pay	264,549	AIB Group	Bank of America	10/17/2018	(40,021)
Pay	57,832	Bankinter	Bank of America	10/17/2018	(11,608)
Pay	111,795	BNP Paribas	Bank of America	10/17/2018	1,519
Pay	99,920	Compass Group	Bank of America	10/17/2018	3,006
Pay	142,760	Croda International	Bank of America	10/17/2018	(2,108)
Pay	251,016	Diageo	Bank of America	10/17/2018	16,314
		Draegerwerk AG &
Pay	90,862	Co KGaA, Pref Share	Bank of America	10/17/2018	24,580
Pay	307,191	Eni	Bank of America	10/17/2018	(11,476)
		EURO STOXX Banks
Pay	354,026	Index	Bank of America	10/17/2018	(1,697)
Pay	161,005	Experian Group	Bank of America	10/17/2018	(7,202)
		Fresenius Medical
Pay	109,795	Care	Bank of America	10/17/2018	(3,757)
		FTSE 350 General
Pay	83,019	Retail Index	Bank of America	10/17/2018	(3,361)
		FTSE 350 Mining
Pay	482,335	Index	Bank of America	10/17/2018	(71,390)
		FTSE 350 REITS
Pay	203,950	Index Bank of America		10/17/2018	(18,736)
		Mediaset Espana
Pay	119,764	Comunicacion	Bank of America	10/17/2018	7,702
		Hargreaves
Pay	40,147	Lansdown	Bank of America	10/17/2018	(1,542)
Pay	561,064	Intertek Group	Bank of America	10/17/2018	24,545
Pay	236,019	L'Oreal	Bank of America	10/17/2018	4,480
Pay	445,414	Michelin, Cl. B	Bank of America	10/17/2018	(34,326)
Pay	82,532	Red Electrica	Bank of America	10/17/2018	6,289
		Royal Dutch Shell,
Pay	314,948	Cl. A Bank of America		10/17/2018	10,125
		STOXX Europe 600
Pay	685,237	Banks Index	Bank of America	10/17/2018	(19,728)
Pay	149,197	Taylor Wimpey	Bank of America	10/17/2018	7,919
Pay	247,500	Technicolor	Bank of America	10/17/2018	(8,416)
Pay	310,245	Travis Perkins	Bank of America	10/17/2018	(5,334)
Pay	251,370	Valeo	Bank of America	10/17/2018	(2,553)
		Associated British
Receive	384,291	Foods	Barclays Bank	1/11/2019	(16,696)
Receive	349,938	Aviva	Barclays Bank	1/11/2019	(13,811)
Receive	205,030	Bae Systems	Barclays Bank	1/11/2019	3,948
Receive	348,635	Balfour Beatty	Barclays Bank	1/11/2019	(31,564)
Receive	249,530	Bellway	Barclays Bank	1/11/2019	(22,916)
Receive	360,748	BHP Billiton	Barclays Bank	1/11/2019	(20,359)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparty	Expiration	(Depreciation) ($
		Crest Nicholson
Receive	90,101	Holdings	Barclays Bank	1/11/2019	(5,275)
Receive	814,246	CRH	Barclays Bank	1/11/2019	(20,336)
		Dechra
Receive	60,659	Pharmaceuticals	Barclays Bank	1/11/2019	14,693
		Direct Line
Receive	215,895	Insurance Group	Barclays Bank	1/11/2019	(5,836)
Receive	234,006	Ferguson	Barclays Bank	1/11/2019	(511)
Receive	245,375	Hays	Barclays Bank	1/11/2019	10,319
		Hollywood Bowl
Receive	130,056	Group	Barclays Bank	1/11/2019	807
Receive	92,370	ING Groep	Barclays Bank	1/11/2019	(2,989)
Receive	141,000	JD Sports Fashion	Barclays Bank	1/11/2019	7,693
Receive	211,258	Kaz Minerals	Barclays Bank	1/11/2019	(40,597)
Receive	43,028	Laird	Barclays Bank	1/11/2019	(6,993)
Receive	191,063	Melrose Industries	Barclays Bank	1/11/2019	5,340
Receive	218,388	Mondi	Barclays Bank	1/11/2019	(4,211)
		Schroders-Non
Receive	1,194,333	Voting	Barclays Bank	1/11/2019	82,714
Receive	302,119	Tesco	Barclays Bank	1/11/2019	14,020
Receive	292,766	Vodafone Group	Barclays Bank	1/11/2019	(4,648)
		Berkeley Group
Pay	95,266	Holdings	Barclays Bank	1/11/2019	5,766
		British Land
Pay	215,914	Company	Barclays Bank	1/11/2019	(971)
Pay	169,682	Colruyt	Barclays Bank	1/11/2019	(4,217)
		Compagnie de Saint-
Pay	303,809	Gobain	Barclays Bank	1/11/2019	6,825
Pay	92,604	Credit Agricole	Barclays Bank	1/11/2019	2,096
Pay	257,690	Enagas	Barclays Bank	1/11/2019	22,888
Pay	2,251,914	FTSE 250 Index	Barclays Bank	1/11/2019	64,863
		FTSE UK MC
Pay	554,718	Tradable Plus	Barclays Bank	1/11/2019	14,002
Pay	211,070	HSBC Holdings	Barclays Bank	1/11/2019	15,779
Pay	155,565	IMI	Barclays Bank	1/11/2019	13,334
Pay	160,240	J.D. Wetherspoon	Barclays Bank	1/11/2019	(9,183)
Pay	97,023	McCarthy & Stone	Barclays Bank	1/11/2019	394
Pay	117,810	Pagegroup	Barclays Bank	1/11/2019	(2,633)
Pay	547,630	Persimmon	Barclays Bank	1/11/2019	41,586
Pay	95,174	J. Sainsbury	Barclays Bank	1/11/2019	(2,102)
Pay	1,352,152	Schroders	Barclays Bank	1/11/2019	(57,145)
Pay	102,514	Smiths Group	Barclays Bank	1/11/2019	(2,859)
		STOXX Europe 600
		Industrial Goods &
Pay	991,297	Services Index	Barclays Bank	1/11/2019	(634)
		STOXX Europe 600
Pay	638,566	Technology Index	Barclays Bank	1/11/2019	(6,607)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparty	Expiration	(Depreciation) ($)
		WM Morrison
Pay	212,861	Supermarkets	Barclays Bank	1/11/2019	5,653
		Applied Graphene	JP Morgan Chase
Receive	53,580	Materials	Bank	11/5/2018	26,332
			JP Morgan Chase
Receive	384,138	Ashtead Group	Bank	11/5/2018	8,474
		Bank of Ireland	JP Morgan Chase
Receive	504,207	Group	Bank	11/5/2018	(17,221)
			JP Morgan Chase
Receive	315,814	Barclays	Bank	11/5/2018	909
			JP Morgan Chase
Receive	308,926	Biffa Group	Bank	11/5/2018	(30,498)
			JP Morgan Chase
Receive	152,305	Burberry Group	Bank	11/5/2018	(25,758)
		Cerved Information	JP Morgan Chase
Receive	810,533	Solutions	Bank	11/5/2018	33,999
			JP Morgan Chase
Receive	240,000	Contourglobal	Bank	11/5/2018	3,090
		Electra Private	JP Morgan Chase
Receive	415,718	Equity	Bank	11/5/2018	(24,756)
			JP Morgan Chase
Receive	153,701	Elior	Bank	11/5/2018	(40,110)
		EURO STOXX	JP Morgan Chase
Receive	236,879	Utilities Index	Bank	11/5/2018	(20,236)
			JP Morgan Chase
Receive	48,984	First Derivatives	Bank	11/5/2018	618
			JP Morgan Chase
Receive	444,902	Land Securities	Bank	11/5/2018	27,169
		London Stock	JP Morgan Chase
Receive	483,492	Exchange Group	Bank	11/5/2018	26,411
		Marwyn Value	JP Morgan Chase
Receive	127,707	Investors	Bank	11/5/2018	(458)
		Royal Bank of	JP Morgan Chase
Receive	148,996	Scotland	Bank	11/5/2018	(7,377)
		Royal Dutch Shell,	JP Morgan Chase
Receive	802,340	Cl. A	Bank	11/5/2018	(13,290)
		RSA Insurance	JP Morgan Chase
Receive	669,284	Group	Bank	11/5/2018	12,987
			JP Morgan Chase
Receive	411,857	Shanks Group	Bank	11/5/2018	(27,911)
			JP Morgan Chase
Receive	210,881	Spie	Bank	11/5/2018	(32,253)
		STOXX Europe 600	JP Morgan Chase
Receive	440,706	Oil & Gas Index	Bank	11/5/2018	(8,280)
		STOXX Europe 600	JP Morgan Chase
Receive	226,787	Technology Index	Bank	11/5/2018	7,956
		EURO STOXX	JP Morgan Chase
Pay	445,767	Chemicals Index	Bank	11/5/2018	15,242
		EURO STOXX Food &	JP Morgan Chase
Pay	259,883	Beverage Index	Bank	11/5/2018	2,024
		EURO STOXX Media	JP Morgan Chase
Pay	301,125	Index	Bank	11/5/2018	(5,959)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparty	Expiration	(Depreciation) ($)
		EURO STOXX Per &	JP Morgan Chase
Pay	1,812,976	Housegoods Index	Bank	11/5/2018	100,824
		EURO STOXX Real	JP Morgan Chase
Pay	377,840	Estate Index	Bank	11/5/2018	(2,391)
			JP Morgan Chase
Pay	3,071,455	Grifols	Bank	11/5/2018	69,080
			JP Morgan Chase
Pay	50,783	Inmarsat	Bank	11/5/2018	11,968
		Mediclinic	JP Morgan Chase
Pay	61,764	International	Bank	11/5/2018	5,398
		Micro Focus	JP Morgan Chase
Pay	198,566	International	Bank	11/5/2018	4,322
			JP Morgan Chase
Pay	213,934	NEX Group	Bank	11/5/2018	(1,481)
		PHLX
		Semiconductor	JP Morgan Chase
Pay	696,393	Index	Bank	11/5/2018	752
		Royal Dutch Shell,	JP Morgan Chase
Pay	585,474	Cl. B	Bank	11/5/2018	(13,748)
		STOXX Europe600
		Construction &	JP Morgan Chase
Pay	293,678	Materials Index	Bank	11/5/2018	(5,660)
		STOXX Europe600
		Food &Beverage	JP Morgan Chase
Pay	1,299,065	Index	Bank	11/5/2018	48,267
		STOXX Europe600	JP Morgan Chase
Pay	300,336	Health Care Index	Bank	11/5/2018	6,381
		STOXX Europe600	JP Morgan Chase
Pay	297,158	Insurance Index	Bank	11/5/2018	(7,266)
		STOXX Europe600	JP Morgan Chase
Pay	501,464	Media Index	Bank	11/5/2018	(10,688)
		STOXX Europe600	JP Morgan Chase
Pay	168,016	Retail Index	Bank	11/5/2018	(2,951)
			JP Morgan Chase
Pay	226,728	Vinci	Bank	11/5/2018	(7,053)
			Morgan Stanley
Receive	439,719	Anheuser-Busch	Capital Services	6/26/2018	(5,271)
		Assicurazioni	Morgan Stanley
Receive	347,298	Generali	Capital Services	6/26/2018	(5,384)
		Banco Comercial	Morgan Stanley
Receive	153,429	Portugues	Capital Services	6/26/2018	(2,564)
			Morgan Stanley
Receive	584,493	Banco de Sabadell	Capital Services	6/26/2018	7,869
			Morgan Stanley
Receive	303,832	Bawag Group	Capital Services	6/26/2018	(6,009)
			Morgan Stanley
Receive	403,877	Cap Gemini	Capital Services	6/26/2018	(1,760)
			Morgan Stanley
Receive	491,230	Deutsche Bank	Capital Services	6/26/2018	(41,771)
			Morgan Stanley
Receive	232,604	Deutsche Post	Capital Services	6/26/2018	(13,792)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Receive	201,683	Erste Group Bank	Capital Services	6/26/2018	(1,714)
			Morgan Stanley
Receive	384,535	Essilor International	Capital Services	6/26/2018	6,780
			Morgan Stanley
Receive	357,960	Exor	Capital Services	6/26/2018	(4,097)
			Morgan Stanley
Receive	85,036	Henkel	Capital Services	6/26/2018	(1,951)
		Industria de Diseno	Morgan Stanley
Receive	170,433	Textil	Capital Services	6/26/2018	(945)
			Morgan Stanley
Receive	425,613	Koninklijke DSM	Capital Services	6/26/2018	(7,256)
			Morgan Stanley
Receive	73,429	Lanxess	Capital Services	6/26/2018	(2,326)
			Morgan Stanley
Receive	746,563	Liberbank	Capital Services	6/26/2018	(19,689)
			Morgan Stanley
Receive	423,128	Linde	Capital Services	6/26/2018	3,370
			Morgan Stanley
Receive	208,090	Mapfre	Capital Services	6/26/2018	(3,030)
			Morgan Stanley
Receive	522,041	Moncler	Capital Services	6/26/2018	(12,444)
			Morgan Stanley
Receive	4,393,627	Nordea	Capital Services	6/26/2018	(12,190)
		Prosieben Sat.1	Morgan Stanley
Receive	112,328	Media	Capital Services	6/26/2018	5,805
			Morgan Stanley
Receive	595,669	Randstad Holding	Capital Services	6/26/2018	(5,665)
			Morgan Stanley
Receive	3,425,520	Swedbank, Cl. A	Capital Services	6/26/2018	(5,315)
			Morgan Stanley
Receive	687,299	Telecom Italia-RNC	Capital Services	6/26/2018	(9,444)
			Morgan Stanley
Receive	508,569	Tenaris	Capital Services	6/26/2018	(15,149)
			Morgan Stanley
Pay	109,998	ABN AMRO Group	Capital Services	6/26/2018	(666)
			Morgan Stanley
Pay	175,797	adidas	Capital Services	6/26/2018	(2,674)
			Morgan Stanley
Pay	180,254	Air Liquide	Capital Services	6/26/2018	(2,102)
			Morgan Stanley
Pay	164,744	Atos Origin	Capital Services	6/26/2018	642
		Banco Bilbao	Morgan Stanley
Pay	810,211	Vizcaya Argenta	Capital Services	6/26/2018	(11,928)
			Morgan Stanley
Pay	197,832	Bankia	Capital Services	6/26/2018	11,016
			Morgan Stanley
Pay	579,352	Caixabank	Capital Services	6/26/2018	(5,905)
			Morgan Stanley
Pay	746,102	CHR Hansen Holding	Capital Services	6/26/2018	4,696
		Compagnie de Saint-	Morgan Stanley
Pay	86,615	Gobain	Capital Services	6/26/2018	754

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Pay	1,036,593	DNB	Capital Services	6/26/2018	1,371
			Morgan Stanley
Pay	1,886,663	Ericsson, Cl. B	Capital Services	6/26/2018	23,591
		European
		Aeronautic Defense	Morgan Stanley
Pay	112,273	& Space	Capital Services	6/26/2018	(3,025)
		Fiat Chrysler	Morgan Stanley
Pay	82,834	Automobiles	Capital Services	6/26/2018	(126)
			Morgan Stanley
Pay	84,756	Group Danone	Capital Services	6/26/2018	1,129
			Morgan Stanley
Pay	100,730	Heidelbergcement	Capital Services	6/26/2018	4,117
		Koninklijke Ahold	Morgan Stanley
Pay	109,818	Delhaize	Capital Services	6/26/2018	2,468
		Kuehne &Nagel	Morgan Stanley
Pay	66,201	International	Capital Services	6/26/2018	1,893
			Morgan Stanley
Pay	111,601	Legrand Promesses	Capital Services	6/26/2018	(1,243)
			Morgan Stanley
Pay	134,090	Lindt & Spruengli	Capital Services	6/26/2018	(22)
			Morgan Stanley
Pay	266,107	Natixis	Capital Services	6/26/2018	689
		Panalpina	Morgan Stanley
Pay	69,513	Welttransport	Capital Services	6/26/2018	2,653
			Morgan Stanley
Pay	219,433	Pernod-Ricard	Capital Services	6/26/2018	1,617
		Raiffeisen	Morgan Stanley
Pay	48,804	International Bank	Capital Services	6/26/2018	394
			Morgan Stanley
Pay	111,052	Safran	Capital Services	6/26/2018	(1,349)
			Morgan Stanley
Pay	109,021	Sanofi	Capital Services	6/26/2018	1,925
			Morgan Stanley
Pay	516,229	SGS	Capital Services	6/26/2018	8,639
			Morgan Stanley
Pay	111,106	Sodexo	Capital Services	6/26/2018	2,690
		Svenska
		Handelsbanken, Cl.	Morgan Stanley
Pay	3,250,212	A	Capital Services	6/26/2018	2,711
			Morgan Stanley
Pay	316,157	Telecom Italia	Capital Services	6/26/2018	5,197
			Morgan Stanley
Pay	345,959	Unicredit	Capital Services	6/26/2018	(811)
		Unione di Banche	Morgan Stanley
Pay	171,696	Italiane	Capital Services	6/26/2018	1,401

Gross Unrealized Appreciation					2,646,840
Gross Unrealized Depreciation					(1,449,227)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps

	(Pay)			Upfront
	Receive			Premiums	Unrealized
Reference	Notional	Fixed	Market	Received	Appreciation
Obligation ($) †	Amount[1]	Rate (%)	Value ($)	(Paid) ($)	(Depreciation) ($)
Sold Contracts:[2]
Bank of America
Markit iTraxx Euro
Crossover Series 28
12/20/2022††	130,000	5.00	19,903	(18,349)	1,554
Markit iTraxx Euro
Crossover Series 28
12/20/2022††	300,000	5.00	45,929	(43,255)	2,674
Markit iTraxx Europe
Senior Financials
Index
12/20/2022††	1,400,000	1.00	50,655	(49,637)	1,018
Barclays Bank
Markit iTraxx Euro
Crossover Series 28
12/20/2022††	220,000	5.00	33,654	(32,922)	732
BNP Paribas
Markit iTraxx Europe
Senior Financials
Index
12/20/2022††	2,900,000	1.00	105,037	(82,961)	22,076
Markit iTraxx Euro
Crossover Series 28
12/20/2022	770,000	5.00	117,885	(111,124)	6,761
Markit iTraxx Europe
Senior Financials
Index
12/20/2022††	1,400,000	1.00	50,707	(40,440)	10,267
Citigroup
Markit iTraxx Europe
Index Series 27
6/20/2022††	6,400,000	1.00	232,934	(70,956)	161,978
Markit CDX Emerging
Markets Series 29
12/20/2022††	3,400,000	1.00	86,234	(81,914)	4,320
Credit Suisse International
Markit iTraxx Europe
Crossover Index
Series 28
12/20/2022††	850,000	5.00	130,133	(111,062)	19,071
Markit CDX Emerging
Markets Series 30
12/20/2022††	870,000	5.00	77,971	(68,358)	9,613

Centrally Cleared Credit Default Swaps (continued)

		(Pay)		Upfront
		Receive		Premiums	Unrealized
Reference	Notional	Fixed	Market	Received	Appreciation
Obligation ($) †	Amount[1]	Rate (%)	Value ($)	(Paid) ($)	(Depreciation) ($)
Sold Contracts:[2] (continued)
Goldman Sachs International
Markit iTraxx Europe
Index Series 26
12/20/2021††	3,300,000	1.00	115,901	(33,446)	82,455
Markit CDX Emerging
Markets Series 28
6/20/2022††	6,900,000	1.00	165,939	(111,982)	53,957
Markit CDX Emerging
Markets Series 28
6/20/2020††	5,850,000	1.00	115,093	(104,824)	10,269
Markit iTraxx Europe
Senior Financials
Index
12/20/2022††	1,400,000	1.00	50,707	(43,284)	7,423
Markit iTraxx Euro
Series 28
12/20/2022††	1,400,000	1.00	49,629	(42,285)	7,344
JP Morgan Chase Bank
Markit CDX Emerging
Markets Series 29
12/20/2022††	860,000	5.00	77,075	(73,025)	4,050
Societe Generale
Markit CDX North
America High Yield
Index Series 29
12/20/2022††	1,015,000	5.00	90,966	(70,342)	20,624
Wells Fargo
Markit CDX North
America High Yield
Index Series 29
12/20/2022††	1,700,000	5.00	152,357	(117,082)	35,275
Purchased Contracts:[3]
Bank of America
Markit iTraxx Euro
Series 27
6/20/2022††	3,200,000	(1.00)	(116,467)	(62,904)	(53,563)
Markit iTraxx Euro
Crossover Series 28
12/20/2022††	200,000	(5.00)	(30,605)	(29,750)	(855)
Markit iTraxx Euro
Crossover Series 28
12/20/2022††	350,000	(5.00)	(53,518)	(52,585)	(933)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

		(Pay)		Upfront
		Receive		Premiums	Unrealized
Reference	Notional	Fixed	Market	Received	Appreciation
Obligation ($) †	Amount[1]	Rate (%)	Value ($)	(Paid) ($)	(Depreciation) ($)
Purchased Contracts:[3] (continued)
Barclays Bank
CDS iTraxx Europe
Crossover 28
12/20/2022††	2,300,000	(5.00)	(351,721)	(333,792)	(17,929)
BNP Paribas
Markit iTraxx Euro
Series 28
12/20/2022††	2,900,000	(1.00)	(102,803)	(83,502)	(19,301)
Markit iTraxx Euro
Series 28
12/20/2022††	770,000	(1.00)	(27,296)	(21,927)	(5,369)
Markit iTraxx Euro
Crossover Series 28
12/20/2022††	350,000	(5.00)	(53,584)	(46,791)	(6,793)
Markit iTraxx Europe
Subordinated
Financials Index
12/20/2022††	600,000	(1.00)	(2,340)	5,019	(7,359)
Citigroup
Markit iTraxx Europe
Series 27
6/20/2027††	1,800,000	(1.00)	(50,263)	15,997	(66,260)
Markit CDX Emerging
Markets Series 29
12/20/2022††	3,400,000	(1.00)	(86,234)	(84,783)	(1,451)
Markit CDX Emerging
Markets Series 28
12/20/2022††	2,700,000	(1.00)	14,460	20,411	(5,951)
Credit Suisse International
Markit iTraxx Europe
Index Series 28
12/20/2022††	850,000	(1.00)	(30,132)	(21,173)	(8,959)
Markit iTraxx Europe
Crossover Index
Series 28
12/20/2022††	1,450,000	(5.00)	(221,991)	(184,907)	(37,084)
Deutsche Bank
Markit CDX Emerging
Markets Series 29
12/20/2022††	870,000	(1.00)	(22,066)	(18,883)	(3,183)

Centrally Cleared Credit Default Swaps (continued)

		(Pay)		Upfront
		Receive		Premiums	Unrealized
Reference	Notional	Fixed	Market	Received	Appreciation
Obligation ($) †	Amount[1]	Rate (%)	Value ($)	(Paid) ($)	(Depreciation) ($
Purchased Contracts:[3] (continued)
Goldman Sachs International
Markit CDX Emerging
Markets Series 28
6/20/2020††	11,700,000	(1.00)	(230,186)	(191,966)	(38,220)
Markit CDX Emerging
Markets Series 28
6/20/2022††	3,450,000	(1.00)	(82,970)	(71,125)	(11,845)
Markit iTraxx Europe
Subordinated
Financials Index
12/20/2022††	600,000	(1.00)	(2,340)	3,138	(5,478)
iTraxx Europe Series
25
6/20/2026††	820,000	(1.00)	(26,171)	(20,787)	(5,384)
JP Morgan Chase Bank
Markit iTraxx Euro
Crossover Series 28
12/20/2022††	700,000	(5.00)	(107,107)	(102,842)	(4,265)
Societe Generale
Markit CDX North
America
Investment Grade
Index Series 29
12/20/2022††	1,015,000	(1.00)	(25,744)	(19,832)	(5,912)
Markit iTraxx Euro
Crossover Series 28
12/20/2022††	2,300,000	(5.00)	(351,738)	(338,845)	(12,893)
Gross Unrealized Appreciation					461,461
Gross Unrealized Depreciation					(318,987)

† Clearing House-Chicago Mercantile Exchange
Expiration Date

[1]

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[2]

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

[3]

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

NOTES

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of

NOTES

forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at January 31, 2018 are set forth in the Statement of Swap Agreements: GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

NOTES

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2018, accumulated net unrealized appreciation on investments was $6,879,415, consisting of $8,695,349 gross unrealized appreciation and $1,815,934 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Broad Opportunities Fund
January 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 2.7%
Spain - 1.2%
Spanish Government,
Unscd. Bonds	EUR	1.50	4/30/27	276,000	[b]	347,802
United Kingdom - 1.5%
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	259,000		464,224
Total Bonds and Notes
(cost $777,729)						812,026
Description				Shares		Value ($)
Common Stocks - 26.1%
United States - 26.1%
iShares Commodities Select Strategy ETF				28,810		1,091,323
iShares iBoxx $ High Yield Corporate
Bond ETF				6,982		609,529
iShares iBoxx $ Investment Grade
Corporate Bond ETF				25,588		3,072,351
iShares International High Yield Bond
ETF				11,034		623,421
iShares JP Morgan EM Local Currency
Bond ETF				22,157	[c]	1,115,162
iShares JP Morgan USD Emerging Markets
Bond ETF				12,950		1,493,912
Total Common Stocks
(cost $7,933,778)						8,005,698
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty		Price	Date	Amount		Value ($)
Options Purchased - 2.6%
Call Options - 1.7%
EURO STOXX 50 Price EUR Index,
Contracts 18 Morgan Stanley Capital
Services		370.00	12/2018	66,600		24,801
EURO STOXX 50 Price EUR Index,
Contracts 18 Morgan Stanley Capital
Services		370.00	6/2018	66,600		9,853
EURO STOXX 50 Price EUR Index,
Contracts 26 Morgan Stanley Capital
Services		365.00	3/2018	94,900		13,813
iShares MSCI Emerging Markets ETF,
Contracts 157 Morgan Stanley Capital
Services		45.00	1/2019	706,500		127,327
iShares MSCI Emerging Markets ETF,
Contracts 207 Morgan Stanley Capital
Services		46.00	6/2018	952,200		127,719

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount[a]	Value ($)
Options Purchased - 2.6% (continued)
Call Options - 1.7% (continued)
iShares MSCI Emerging Markets ETF,
Contracts 190 Morgan Stanley Capital
Services	51.00	3/2018	969,000	24,700
Nikkei 225 Index,
Contracts 5 Morgan Stanley Capital
Services	238.75	3/2018	1,193,750	8,013
S&P 500 Index,
Contracts 7 Morgan Stanley Capital
Services	277.50	3/2018	194,250	57,400
S&P 500 Index,
Contracts 2 Morgan Stanley Capital
Services	284.00	3/2018	56,800	7,500
S&P 500 Weeklys Index,
Contracts 4 Morgan Stanley Capital
Services	250.00	3/2018	100,000	132,000
S&P/ASX 200 Index,
Contracts 16 Morgan Stanley Capital
Services	627.50	3/2018	100,400	799
Swiss Market Index,
Contracts 12 Morgan Stanley Capital
Services	950.00	3/2018	114,000	6,032
				539,957
Put Options - .9%
EURO STOXX 50 Price EUR Index,
Contracts 56 Morgan Stanley Capital
Services	330.00	4/2018	184,800	17,587
FTSE 100 Index,
Contracts 23 Morgan Stanley Capital
Services	715.00	4/2018	164,450	22,684
FTSE 100 Index,
Contracts 15 Morgan Stanley Capital
Services	730.00	3/2018	109,500	13,517
Hang Seng China Enterprises Index,
Contracts 9 Morgan Stanley Capital
Services	126.00	3/2018	56,700	8,514
Indian Rupee,
Contracts 960 HSBC	63.00	4/2018	960,000	2,167
Indian Rupee,
Contracts 960 HSBC	63.00	4/2018	960,000	2,364
iShares MSCI Emerging Markets ETF,
Contracts 163 Morgan Stanley Capital
Services	45.00	6/2018	733,500	12,062
Japanese Yen,
Contracts 1,000 Goldman Sachs
International	109.75	7/2018	1,000,000	30,673
Japanese Yen,
Contracts 1,000 Citigroup	106.75	7/2018	1,000,000	17,950

Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount[a]	Value ($)
Options Purchased - 2.6% (continued)
Put Options - .9% (continued)
Russell 2000 Index,
Contracts 6 Morgan Stanley Capital
Services	146.00	12/2018	87,600	31,614
S&P 500 Index,
Contracts 11 Morgan Stanley Capital
Services	257.50	4/2018	283,250	21,087
S&P 500 Index,
Contracts 6 Morgan Stanley Capital
Services	260.00	6/2018	156,000	21,042
S&P 500 Index,
Contracts 6 Morgan Stanley Capital
Services	242.50	3/2018	145,500	1,650
S&P 500 Index,
Contracts 3 Morgan Stanley Capital
Services	285.00	9/2018	85,500	36,675
S&P 500 Weeklys Index,
Contracts 3 Morgan Stanley Capital
Services	256.00	4/2018	76,800	3,870
S&P 500 Weeklys Index,
Contracts 3 Morgan Stanley Capital
Services	270.00	5/2018	81,000	13,470
Swiss Market Index,
Contracts 10 Morgan Stanley Capital
Services	880.00	3/2018	88,000	4,412
Turkish Lira,
Contracts 475 Citigroup	3.60	3/2018	475,000	700
Turkish Lira,
Contracts 500 Goldman Sachs
International	3.80	4/2018	500,000	7,974
				270,012
Total Options Purchased
(cost $646,608)				809,969
Description			Shares	Value ($)
Investment Companies - 9.0%
Guernsey - 5.3%
Amedeo Air Four Plus			162,500	246,876
HICL Infrastructure			253,000	532,008
International Public Partnerships			140,000	298,963
John Laing Infrastructure Fund			227,000	381,610
Renewables Infrastructure Group			108,000	163,158
				1,622,615
Jersey - 2.6%
3i Infrastructure			114,000	325,344
GCP Infrastructure Investments			274,000	468,403
				793,747

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Investment Companies - 9.0% (continued)
United Kingdom - 1.1%
Greencoat UK Wind	209,000	357,285
Total Investment Companies
(cost $2,648,342)		2,773,647
Description	Shares	Value ($)
Other Investment - 38.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund	529,404 [d]	529,404
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Institutional Shares	11,282,384 [d]	11,282,384
Total Other Investment
(cost $11,811,788)		11,811,788
Total Investments (cost $23,818,245)	78.8%	24,213,128
Cash and Receivables (Net)	21.2%	6,519,750
Net Assets	100.0%	30,732,878

ETF—Exchange-Traded Fund

EUR—Euro
GBP—British Pound

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $347,802 or 1.13% of net assets.

[c]	Non-income producing security.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Broad Opportunities Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Exchange-Traded Funds	8,005,698	-	-	8,005,698
Foreign Government	-	812,026	-	812,026
Foreign Investment Companies	2,773,647	-	-	2,773,647
Registered Investment
Companies	11,811,788	-	-	11,811,788
Other Financial Instruments:
Futures†	347,367	-	-	347,367
Forward Foreign Currency
Exchange Contracts†	-	3,941	-	3,941
Options Purchased	748,141	61,828	-	809,969
Swaps†	-	14,106	-	14,106
Liabilities ($)
Other Financial Instruments:

Futures†	(176,578)	-	-	(176,578)
Forward Foreign Currency
Exchange Contracts†	-	(354,070)	-	(354,070)
Options Written	(619,881)	(127,468)	-	(747,349)
Swaps†	-	(5,453)	-	(5,453)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Insight Broad Opportunities Fund
January 31, 2018 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Long
ASX SPI 200	5	3/2018	606,274	[a]	602,438	(3,836)
DJ Euro Stoxx 50	55	3/2018	2,443,927	[a]	2,458,284	14,357
Euro 30 Year Bond	2	3/2018	414,286	[a]	401,619	(12,667)
Euro BTP Italian
Government Bond	2	3/2018	345,898	[a]	337,654	(8,244)
Euro Stoxx 50	25	12/2019	393,263	[a]	399,781	6,518
Euro Stoxx 50 Dividend	25	12/2020	392,579	[a]	401,954	9,375
Euro-Bobl	6	3/2018	986,824	[a]	971,767	(15,057)
Euro-Bond	2	3/2018	405,645	[a]	394,368	(11,277)
FTSE 100	23	3/2018	2,432,313	[a]	2,438,464	6,151
FTSE/JSE Top 40 Index	19	3/2018	839,729	[a]	847,684	7,955
Hang Seng China
Enterprises Index	11	2/2018	941,575	[a]	956,057	14,482
KOSPI 200 Index	8	3/2018	603,403	[a]	627,335	23,932
Long Gilt	10	3/2018	1,764,916	[a]	1,734,204	(30,712)
Nikkei 225 Index	11	3/2018	1,247,125		1,280,675	33,550
Singapore Exchange CNY
Nifty Index	40	2/2018	882,696		884,720	2,024
Standard & Poor's 500 E-
mini	18	3/2018	2,400,975		2,543,220	142,245
U.S. Treasury 10 Year
Notes	6	3/2018	744,856		729,469	(15,387)
U.S. Treasury Long Bond	2	3/2018	306,563		295,625	(10,938)
U.S. Treasury Ultra Long
Bond	7	3/2018	1,168,140		1,133,563	(34,577)
Volatility Index	11	5/2018	152,469		160,325	7,856
Futures Short
U.S. Treasury 5 Year
Notes	13	3/2018	(1,517,445)		(1,491,242)	26,203
Ultra 10 Year U. S.
Treasury Notes	16	3/2018	(2,135,969)		(2,083,250)	52,719
Volatility Index	25	2/2018	(302,992)		(336,875)	(33,883)
Gross Unrealized Appreciation						347,367
Gross Unrealized Depreciation						(176,578)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Insight Broad Opportunities Fund
January 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount		Value ($)
Call Options:
CDX North American Investment
Grade Index Series 29
March 2018 @ 106.5	Citigroup	1,500	159,750	[a]	(22,657)
iTRAXX Crossover Europe Series
28 Index
March 2018 @ 300	Citigroup	1,020	306,000	[a]	(34,481)
EURO STOXX 50 Price EUR Index	Morgan Stanley
March 2018 @ 380	Capital Services	26	98,800		(1,678)
EURO STOXX 50 Price EUR Index	Morgan Stanley
June 2018 @ 390	Capital Services	18	70,200		(2,056)
EURO STOXX 50 Price EUR Index	Morgan Stanley
December 2018 @ 390	Capital Services	18	70,200		(11,775)
FTSE 100 Index	Morgan Stanley
March 2018 @ 737.5	Capital Services	10	73,750		(24,692)
Hang Seng China Enterprises
Index	Morgan Stanley
March 2018 @ 146	Capital Services	9	65,700		(8,916)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
March 2018 @ 53	Capital Services	190	1,007,000		(9,500)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
June 2018 @ 48	Capital Services	207	993,600		(94,185)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
January 2019 @ 48	Capital Services	157	753,600		(90,903)
Nikkei 225 Index	Morgan Stanley
March 2018 @ 246.25	Capital Services	5	1,231,250		(2,289)
Russell 2000 Index	Morgan Stanley
December 2018 @ 176	Capital Services	6	105,600		(22,200)
S&P 500 Weeklys Index	Morgan Stanley
March 2018 @ 260	Capital Services	4	104,000		(87,212)
Swiss Market Index	Morgan Stanley
March 2018 @ 990	Capital Services	12	118,800		(581)
Indian Rupee
April 2018 @ INR 65.25	HSBC	960	960,000		(3,981)
Indian Rupee
April 2018 @ INR 65.25	HSBC	960	960,000		(4,600)
Japanese Yen
July 2018 @ JPY 112.5	Citigroup	1,000	1,000,000		(7,549)
Japanese Yen	Goldman Sachs
July 2018 @ JPY 114.25	International	1,000	1,000,000		(4,512)
Turkish Lira
March 2018 @ TRY 4	Citigroup	475	475,000		(3,125)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount		Value ($)
Call Options: (continued)
Turkish Lira	Goldman Sachs
April 2018 @ TRY 4	International	500	500,000		(4,521)
Put Options:
CDX North American Investment
Grade Index Series 29
March 2018 @ 106.5	Citigroup	1,500	159,750	[a]	(5,023)
iTRAXX Crossover Europe Series
28 Index
March 2018 @ 300	Citigroup	1,020	306,000	[a]	(2,728)
EURO STOXX 50 Price EUR Index	Morgan Stanley
March 2018 @ 305	Capital Services	26	79,300		(1,000)
EURO STOXX 50 Price EUR Index	Morgan Stanley
June 2018 @ 295	Capital Services	84	247,800		(20,228)
EURO STOXX 50 Price EUR Index	Morgan Stanley
June 2018 @ 310	Capital Services	18	55,800		(6,993)
EURO STOXX 50 Price EUR Index	Morgan Stanley
December 2018 @ 285	Capital Services	18	51,300		(11,909)
FTSE 100 Index	Morgan Stanley
March 2018 @ 690	Capital Services	30	207,000		(7,663)
FTSE 100 Index	Morgan Stanley
March 2018 @ 737.5	Capital Services	10	73,750		(11,708)
FTSE 100 Index	Morgan Stanley
June 2018 @ 650	Capital Services	36	234,000		(22,734)
Hang Seng China Enterprises
Index	Morgan Stanley
March 2018 @ 120	Capital Services	9	54,000		(3,969)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
March 2018 @ 46.5	Capital Services	190	883,500		(4,560)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
June 2018 @ 39	Capital Services	207	807,300		(4,347)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
June 2018 @ 42	Capital Services	326	1,369,200		(14,018)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
January 2019 @ 35	Capital Services	157	549,500		(9,891)
Russell 2000 Index	Morgan Stanley
December 2018 @ 140	Capital Services	6	84,000		(28,080)
S&P 500 Index	Morgan Stanley
March 2018 @ 225	Capital Services	12	270,000		(1,871)
S&P 500 Index	Morgan Stanley
March 2018 @ 255	Capital Services	4	102,000		(2,472)
S&P 500 Index	Morgan Stanley
June 2018 @ 232.5	Capital Services	16	372,000		(23,120)
S&P 500 Index	Morgan Stanley
June 2018 @ 242.5	Capital Services	12	291,000		(23,280)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount	Value ($)
Put Options: (continued)
S&P 500 Index	Morgan Stanley
September 2018 @ 265	Capital Services	6	159,000	(40,800)
S&P 500 Weeklys Index	Morgan Stanley
March 2018 @ 230	Capital Services	4	92,000	(1,000)
S&P 500 Weeklys Index	Morgan Stanley
April 2018 @ 240	Capital Services	6	144,000	(5,460)
S&P 500 Weeklys Index	Morgan Stanley
May 2018 @ 255	Capital Services	6	153,000	(10,980)
S&P/ASX 200 Index	Morgan Stanley
March 2018 @ 570	Capital Services	16	91,200	(2,695)
Swiss Market Index	Morgan Stanley
March 2018 @ 835	Capital Services	20	167,000	(2,904)
Swiss Market Index	Morgan Stanley
March 2018 @ 845	Capital Services	12	101,400	(2,212)
Japanese Yen
July 2018 @ JPY 104.75	Citigroup	1,000	1,000,000	(12,198)
Japanese Yen	Goldman Sachs
July 2018 @ JPY 108	International	1,000	1,000,000	(22,093)
Total Options Written
(premiums received $747,306)				(747,349)

[a]	Exercise price is reference as basis points.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon Insight Broad Opportunities Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
United States
Dollar	838,348	Euro	700,000	2/8/18	(31,170)
United States
Dollar	548,403	British Pound	410,000	2/8/18	(33,911)
HSBC
United States
Dollar	314,787	Swiss Franc	310,000	2/8/18	(18,483)
United States
Dollar	654,516	Euro	550,000	2/8/18	(28,677)
United States
Dollar	778,581	British Pound	580,000	2/8/18	(45,181)
JP Morgan Chase Bank
		United States
Euro	200,000	Dollar	244,493	2/8/18	3,941
UBS
United States
Dollar	415,177	Euro	348,000	2/8/18	(17,097)
United States
Dollar	2,641,123	British Pound	1,986,000	2/8/18	(179,551)
Gross Unrealized Appreciation					3,941
Gross Unrealized Depreciation					(354,070)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Insight Broad Opportunities Fund
January 31, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps

		(Pay)		Upfront
		Receive		Premiums	Unrealized
Reference	Notional	Fixed	Market	Received	Appreciation
Obligation ($) †	Amount[1]	Rate (%)	Value ($)	(Paid) ($)	(Depreciation) ($)
Sold Contracts:[2]
Bank of America
Markit iTraxx Euro
Crossover Series 28
12/20/2022††	628,000	5.00	96,145	(91,432)	4,713
Citigroup
Markit CDX Emerging
Markets Series 29
12/20/2022††	750,000	5.00	67,217	(57,824)	9,393
Purchased Contracts:[3]
Bank of America
Markit iTraxx Euro
Series 28
12/20/2022††	628,000	(1.00)	(22,262)	(19,167)	(3,095)
JP Morgan Chase Bank
Markit CDX Emerging
Markets Series 29
12/20/2022††	750,000	(1.00)	(19,023)	(16,665)	(2,358)
Gross Unrealized Appreciation					14,106
Gross Unrealized Depreciation					(5,453)

† Clearing House-Chicago Mercantile Exchange
Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price

NOTES

of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of

NOTES

fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at January 31, 2018 are set forth in the Statement of Swap Agreements.

At January 31, 2018, accumulated net unrealized appreciation on investments was $394,840, consisting of $802,087 gross unrealized appreciation and $407,247 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)